Property, plant and equipment (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,741	$ 4,964	$ 6,209	$ 6,853	$ 5,340
Plant, furniture, fittings and motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,013	2,273	3,414	3,511	1,038
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,728	2,691	2,795	3,342	$ 3,841
At cost [member] | Plant, furniture, fittings and motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,801	25,455	26,269	24,687
At cost [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,762	10,132	10,640	11,111
Accumulated depreciation [member] | Plant, furniture, fittings and motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(25,788)	(23,182)	(22,855)	(21,176)
Accumulated depreciation [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (8,034)	$ (7,441)	$ (7,845)	$ (7,769)